Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(0.52%)	0.10%	5.56%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		3.48%	0.48%	5.36%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		5.04%	0.99%	5.89%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		5.68%	1.61%	6.57%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		5.59%	1.50%	6.41%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		11.88%	7.44%	5.79%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		5.28%	1.24%	6.16%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		4.48%	0.48%	5.36%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		14.73%	9.11%	6.12%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		14.73%	9.11%	6.12%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		14.73%	9.11%	6.12%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		14.73%	9.11%	6.12%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		14.73%	9.11%	6.12%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		4.40%	(2.07%)	1.00%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Average Annual Return, Percent		12.77%	10.34%	6.14%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Average Annual Return, Percent		12.77%	10.34%	6.14%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Average Annual Return, Percent		12.77%	10.34%	6.14%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Average Annual Return, Percent		12.77%	10.34%	6.14%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Average Annual Return, Percent		12.77%	10.34%	6.14%
JP Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent		9.32%	1.31%	3.61%
JP Morgan EMBI Global Diversified ex-GCC Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	JP Morgan EMBI Global Diversified ex-GCC Index†
Average Annual Return, Percent	[1]	10.15%	1.31%
JP Morgan GBI-EM Broad Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan GBI-EM Broad Diversified Index
Average Annual Return, Percent		10.44%	1.95%	2.83%
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Emerging Market Corporate Plus (USD Hedged) Index
Average Annual Return, Percent		7.15%	1.30%	3.44%

[1]
†	Due to data availability, performance for the JPM EMBI Global Diversified ex-GCC Index is shown starting 12/31/15 using the Fund’s value on that date. Values prior to 12/31/2015 reflect the performance of the Fund.